SHARE BASED COMPENSATION EXPENSES (Details 1) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]
Number of shares, Outstanding at June 30, 2011					0
Number of shares, Granted				1,476,000	1,476,000
Number of shares, Exercised	672,000	1,070,700	0		0
Number of shares, Forfeited or expired					0
Number of shares, Outstanding at June 30, 2012					1,476,000
Number of shares, Vested and expected to vest at June 30, 2012					1,180,000
Number of shares, Exercisable at June 30, 2012					0
Weighted average exercise price, Outstanding at June 30, 2011 (in dollars per share)					$ 0
Weighted average exercise price, Granted (in dollars per share)				$ 9.29	$ 9.29
Weighted average exercise price, Exercised (in dollars per share)					$ 0
Weighted average exercise price, Forfeited or expired (in dollars per share)					$ 0
Weighted average exercise price, Outstanding at June 30, 2012 (in dollars per share)					$ 9.29
Weighted average exercise price, Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 9.29
Weighted average exercise price, Exercisable at June 30, 2012 (in dollars per share)					$ 0
Weighted average remaining contractual life (years), Outstanding					4 years 7 months 20 days	0 years
Weighted average remaining contractual life (years), Granted					5 years
Weighted average remaining contractual life (years), Exercised					0 years
Weighted average remaining contractual life (years), Forfeited or expired					0 years
Weighted average remaining contractual life (years), Vested and expected to vest at June 30, 2012					4 years 7 months 20 days
Weighted average remaining contractual life (years), Exercisable at June 30, 2012					0 years
Aggregate intrinsic value, Outstanding at June 30, 2011					$ 0
Aggregate intrinsic value, Granted					0
Aggregate intrinsic value, Exercised					0
Aggregate intrinsic value, Forfeited or expired					0
Aggregate intrinsic value, Outstanding at June 30, 2012					0
Aggregate intrinsic value, Vested and expected to vest at June 30, 2012					0
Aggregate intrinsic value, Exercisable at June 30, 2012					$ 0